Offerings	Feb. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Peakstone Realty Trust Common Shares, $0.001 par value per share
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Peakstone Realty Trust Preferred Shares, $0.001 par value per share
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Peakstone Realty Trust Debt Securities
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Peakstone Realty Trust Depositary Shares
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Peakstone Realty Trust Warrants
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)
See offering note 1.
The warrants covered by this Registration Statement may be preferred share warrants, common share warrants or depositary share warrants.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Peakstone Realty Trust Purchase Contracts
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Peakstone Realty Trust Units
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.
(3)
See offering note 1.
In U.S. dollars or the equivalent thereof denominated in one or more foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units).

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Peakstone Realty Trust Guarantees of Debt Securities of PKST OP, L.P.
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.
(3)
See offering note 1.
In U.S. dollars or the equivalent thereof denominated in one or more foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units).

(4)
See offering note 1.
Peakstone Realty Trust may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by PKST OP, L.P. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	PKST OP, L.P. Debt Securities
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.
(4)
See offering note 1.
Peakstone Realty Trust may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by PKST OP, L.P. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note
(1)
There are being registered hereunder (i) such indeterminate number of common shares of Peakstone Realty Trust, (ii) such indeterminate number of preferred shares of Peakstone Realty Trust, (iii) such indeterminate principal amount of debt securities of Peakstone Realty Trust, (iv) such indeterminate number of depositary shares of Peakstone Realty Trust, (v) such indeterminate number of warrants of Peakstone Realty Trust to purchase common shares, preferred shares or depositary shares, (vi) such indeterminate number of purchase contracts of Peakstone Realty Trust, (vii) such indeterminate number of units of Peakstone Realty Trust, (viii) such indeterminate principal amount of debt securities of PKST OP, L.P. and (ix) such indeterminate principal amount of guarantees by Peakstone Realty Trust of the debt securities of PKST OP, L.P. as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common shares or preferred shares of Peakstone Realty Trust under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions.

Offering: 11
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Peakstone Realty Trust Common Shares, $0.001 par value per share
Maximum Aggregate Offering Price	$ 200,000,000
Amount of Registration Fee	$ 22,040
Offering Note
(5)
The registrant previously paid a fee of $22,040 related to $200,000,000 of the registrant’s common shares that may be issued and sold under a sales agreement with BofA Securities, Inc., Goldman Sachs & Co. LLC, KeyBanc Capital Markets Inc., Truist Securities, Inc., Fifth Third Securities, Inc., BMO Capital Markets Corp., Wells Fargo Securities, LLC, BTIG, LLC, Regions Securities LLC, and Jefferies LLC, which is applied to the registrant’s total registration fee.